Net finance costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Net finance costs
Interest payable on bank loans and overdrafts	£ (1,038)	£ (1,162)	£ (1,458)
Interest payable on secured term loan facility, senior secured notes and revolving facility	(19,485)	(18,351)	(17,567)
Interest payable on lease liabilities (note 14)	(131)
Amortization of issue costs on secured term loan facility and senior secured notes	(579)	(647)	(627)
Foreign exchange losses on retranslation of unhedged US dollar borrowings	(4,436)	(2,650)
Unwinding of discount relating to registrations	(1,508)	(2,280)	(3,492)
Hedge ineffectiveness on cash flow hedges	(119)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(95)	(380)	(1,089)
Total finance costs	(27,391)	(25,470)	(24,233)
Interest receivable on short-term bank deposits	1,352	2,822	1,243
Foreign exchange gains on retranslation of unhedged US dollar borrowings			4,952
Hedge ineffectiveness on cash flow hedges		139
Total finance income	1,352	2,961	6,195
Net finance costs	£ (26,039)	£ (22,509)	£ (18,038)